Stock-based Compensation	12 Months Ended
Jan. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
Planet Labs Inc. Amended and Restated 2011 Stock Incentive Plan
Prior to the Business Combination, the Company issued equity awards under the Planet Labs Inc. Amended and Restated 2011 Stock Incentive Plan (previously named the Cosmogia Inc. 2011 Stock Incentive Plan) (the “Legacy Incentive Plans”). The Legacy Incentive Plans provided for the granting of stock options and restricted stock units (“RSUs”) to employees, consultants, and advisors of the Company. Options granted under the Legacy Incentive Plans may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees including officers and directors who are also employees. NSOs may be granted to Company employees, consultants, and advisors. Options under the Legacy Incentive Plans have a contractual life for periods of up to ten years (or five years if granted to a 10% stockholder). Options granted generally vest over four years.
Planet Labs PBC 2021 Incentive Award Plan
In connection with the Business Combination, the Company adopted the Planet Labs PBC 2021 Incentive Award Plan (the “Incentive Plan”). No further awards will be granted under the Legacy Incentive Plans. Directors, employees and consultants are eligible to receive awards under the Incentive Plan; however, ISOs may only be granted to employees. The Incentive Plan allows for the grant of awards in the form of: (i) ISOs; (ii) NSOs; (iii) stock appreciation rights (“SARs”); (iv) restricted stock; (v) RSUs; (vi) dividend equivalents; and (vii) other stock and cash-based awards. No awards have been granted under the Incentive Plan as of January 31, 2022.
The aggregate number of shares of Class A common stock reserved for issuance under the Incentive Plan is the sum of (i) 32,412,802 shares, (ii) any shares that were subject to awards outstanding under a Legacy Incentive Plan as of the effective date of the Incentive Plan and which, following such effective date, became or become (as applicable)
available for issuance under the Incentive Plan and (iii) an annual increase on the first day of each fiscal year commencing with February 1, 2022 and ending on and including February 1, 2031 equal to a number of shares equal to 5% of the aggregate number of shares of Class A and Class B common stock outstanding on the final day of the immediately preceding fiscal year (or such lesser number of shares as is determined by the board of directors). The maximum number of shares of Class A common stock that may be granted with respect to ISOs under the Incentive Plan is 56,963,788 shares.
Stock-Based Compensation
The following table summarizes stock-based compensation expense recognized related to awards granted to employees and nonemployees, as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Cost of revenue	$2,257	$843	$788
Research and development	16,629	4,109	2,754
Sales and marketing	7,877	1,687	1,234
General and administrative	16,422	7,899	1,252
Total expense	43,185	14,538	6,028
Capitalized to internal-use software development costs and property and equipment	(1,229)	(526)	(957)
Total stock-based compensation expense	$41,956	$14,012	$5,071
A summary of stock option activity is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at February 1, 2019	24,025,493	$2.23	7.07
Exercised	(171,428)	1.54
Granted	10,533,973	3.92
Forfeited	(3,607,656)	3.07
Balances at January 31, 2020	30,780,382	2.72	7.13
Exercised	(1,670,778)	0.32
Granted	12,255,668	4.04
Forfeited	(2,118,576)	3.56
Balances at January 31, 2021	39,246,696	3.19	7.21
Exercised(1)	(6,199,287)	4.61
Granted	12,189,367	9.09
Forfeited	(3,329,225)	3.94
Balances at January 31, 2022	41,907,551	$4.63	6.71	$92,370
Vested and exercisable at January 31, 2022	25,718,277	$3.16	5.38	$77,069
__________________
(1)Includes 1,838,207 shares of Class A common stock issued upon the early exercise of unvested stock options that are subject to repurchase as described further below.
The intrinsic value of options exercised during the fiscal years ended January 31, 2022, 2021 and 2020 was $23.0 million, $6.1 million and $0.4 million, respectively.
A summary of options outstanding and exercisable by price at January 31, 2022 are as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Number of Options	Weighted Average Remaining Contractual Life (in Years)
$0.070	440,278	1.61	440,278	1.61
0.559	2,638,214	1.95	2,638,214	1.95
1.807	1,942,032	2.56	1,942,032	2.56
2.026	1,883,699	3.62	1,883,699	3.62
2.325	2,312,701	3.09	2,312,701	3.09
3.417	290,425	4.47	290,425	4.47
3.689	2,948,823	4.72	2,948,823	4.72
3.817	1,709,190	6.31	1,522,935	6.27
3.921	7,089,893	7.04	4,590,629	6.79
4.041	10,538,829	8.17	6,553,005	7.97
5.249	1,663,103	9.04	226,986	8.76
9.753	8,450,364	9.41	368,550	9.41
	41,907,551		25,718,277
The weighted-average grant date fair value of options granted during the fiscal years ended January 31, 2022, 2021 and 2020 was $3.79, $1.85 and $1.64 per share, respectively. As of January 31, 2022, total unrecognized compensation cost related to stock options was $49.5 million. These costs are expected to be recognized over a period of approximately 2.83 years.
The fair value of the employee stock options granted during the fiscal years ended January 31, 2022, 2021 and 2020 was estimated using the following assumptions:

	Year Ended January 31,
	2022	2021	2020
Weighted-average expected term (years)	2.62 - 7.32	5.02 - 6.76	5.08 - 6.83
Expected volatility	42.45% - 48.39%	42.45% - 44.71%	38.13% - 39.85%
Risk-free interest rate	0.37% - 1.23%	0.31% - 0.52%	1.67% - 2.54%
Dividend yield	0.00%	0.00%	0.00%
The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company uses the simplified method to determine its expected term because it does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. No stock options have been granted after the Business Combination. As the Company was privately held before the Business Combination, and there had been no public market for its common stock during that time, the expected volatility was based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group. The risk-free rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Restricted Stock Units
A summary of RSU activity is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at February 1, 2019	1,230,726	$3.91
Vested	—	—
Granted	899,956	3.99
Forfeited	(689,328)	3.94
Balances at January 31, 2020	1,441,354	$3.94
Vested	—	—
Granted	306,368	4.22
Forfeited	(84,723)	3.91
Balances at January 31, 2021	1,662,999	$3.98
Vested	(1,425,209)	4.75
Granted	5,519,278	9.66
Forfeited	(317,332)	5.89
Balances at January 31, 2022	5,439,736	$9.42
The RSUs are subject to both time-based service and liquidity event vesting requirements. The liquidity event requirement was met upon the closing of the Business Combination on December 7, 2021. As such, the Company commenced recognition of stock-based compensation expense for the RSUs on such date. Total stock-based compensation expense recognized for RSUs during the fiscal year ended January 31, 2022 was $21.2 million, including $16.4 million of expense that was recognized for service completed from the date of grant to the closing of the Business Combination. As of January 31, 2022, total unrecognized compensation cost related to RSUs was $37.1 million. These costs are expected to be recognized over a period of approximately 1.71 years.
Early Exercises of Stock Options
The Legacy Incentive Plans provided for the early exercise of stock options for certain individuals as determined by the Company’s board of directors. Shares of common stock issued upon early exercises of unvested options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules and accordingly, the consideration received for early exercises is initially recorded as a liability and reclassified to common stock and additional paid-in capital as the underlying awards vest. Stock options that are early exercised are subject to a repurchase option that allows the Company to repurchase within ninety days of an individual’s termination for any reason, any unvested shares of such individual for a repurchase price equal to the lesser of the then-current fair market value of a share and the amount previously paid by the individual for such unvested shares. During the fiscal year ended January 31, 2022, the Company issued 1,838,207 shares of Class A common stock upon the early exercise of unvested stock options. As of January 31, 2022, the Company had a $16.1 million liability recorded for the early exercise of unvested stock options, and the related number of unvested shares subject to repurchase was 1,654,385.
Earn-out Shares
Pursuant to the Merger Agreement, Former Planet equity award holders, will have the right to receive up to 5,540,990 shares that are contingently issuable in shares of Class A common stock. The Earn-out Shares may be earned in four equal tranches (i) when the closing price of Class A common stock equals or exceeds $15.00, $17.00, $19.00 and $21.00, over any 20 trading days within any 30 day trading period prior to December 7, 2026 or (ii) when the Company consummates a change of control transaction prior to December 7, 2026 that entitles its stockholders to receive a per share consideration of at least $15.00, $17.00, $19.00 and $21.00. Any right to Earn-out Shares that remains unvested on the first business day after five years from the closing of the Business
Combination will be forfeited without any further consideration. The Earn-out Shares allocated to Former Planet equity award holders are accounted for as stock-based compensation pursuant to ASC 718, Compensation—Stock Compensation because service must be provided through each contingent vesting condition described above.
The fair value of the Earn-out Shares allocated to Former Planet equity award holders of $45.3 million was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. Compensation expense for awards with market conditions is recognized over the requisite service period and is not reversed if the market condition is not met. The requite service period for each of the four vesting tranches for the Earn-out Shares was derived from the median time to vest for each tranche utilizing the same simulation model that produced the fair value estimate.
During the fiscal year ended January 31, 2022, there were 782,751 Earn-out Shares that were forfeited and there were no Earn-out Shares that vested. As of January 31, 2022, there were 4,758,239 Earn-out Shares outstanding relating to Former Planet equity award holders.
During the fiscal year ended January 31, 2022, the Company recognized $4.5 million of stock-based compensation expense related to the Earn-out Shares. As of January 31, 2022, total unrecognized compensation cost related to Earn-out Shares was $34.4 million. These costs are expected to be recognized over a period of approximately 1.75 years.
Other Stock-based Compensation
In connection with the acquisition of VanderSat (see Note 6), the Company issued 543,391 shares of Class A common stock to an employee and former owner of VanderSat which are accounted for as stock-based compensation because the shares are subject to forfeiture based on post-acquisition time-based service vesting. The shares vest in quarterly increments over two years commencing on December 13, 2021. The fair value was determined to be $9.47 per share based on the quoted closing price of the Company’s Class A common stock on the date of the VanderSat acquisition. During the fiscal year ended January 31, 2022, the Company recognized $0.3 million of stock-based compensation expense related to these shares. As of January 31, 2022, unrecognized compensation cost related to shares was $4.8 million. These costs are expected to be recognized over a period of approximately 1.92 years.